Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

14. LEASE

As of December 31, 2024, the Group has a long-term operating lease for laboratories with remaining term expiring in 2026 and a remaining lease term of 1.2 years. Weighted average discount rates used in the calculation of the operating lease liability is 8%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Group would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

	For the year ended December 31, 2024	For the year ended December 31, 2023
Lease cost
Finance lease cost:
Depreciation	$-	$-
Interest on lease liabilities	-	-
Operating lease cost	50,520	252,345
Short-term lease cost	3,374	65,221
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$53,894	$317,566

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$120,824	$389,365
Financing cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for new operating lease liabilities	-	338,525
Weighted-average remaining lease term – finance leases	-	-
Weighted-average remaining lease term – operating leases	1.2 years	1.9 years
Weighted-average discount rate – finance leases	-%	-%
Weighted-average discount rate – operating leases	8.0%	8.0%

For the year ended December 31, 2024, an impairment loss of $144,051 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of laboratory may not be recoverable.

For the year ended December 31, 2023, an impairment loss of $200,916 on right-of-use assets was recognized in other operating expenses as the Group considered that the carrying amount of a right-of-use asset related to a lease of clinic may not be recoverable. Additionally, the Group early terminated a lease agreement for a right-of-use asset relating to an office, which resulted in a recognized loss on early termination of the right-of-use asset totaling $31,030 in other operating expenses.

For the years ended December 31, 2022, the Group did not recognize any impairment losses and loss on disposal of right-of-use assets.

The maturity analysis of operating leases liabilities as of December 31, 2024 is as follows:

December 31, 2024
Remaining periods ending December 31,
2025	$97,541
2026	24,573
Total future undiscounted cash flow	122,114
Less: Discount on operating lease liabilities	(5,707)
Present value of operating lease liabilities	116,407
Less: Current portion of operating lease liabilities	(102,225)
Non-current portion of operating lease liabilities	$14,182